Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt expense	$ 0	$ 0	$ 0
Allowance for doubtful accounts receivables	0	5,900,000
Decrease in contract revenue due to disputes	$ 0	6,500,000	$ 22,100,000
West Leo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in contract revenue due to disputes		600,000
West Aquarius
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in contract revenue due to disputes		$ 5,900,000